Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net, Total	$ 2,514,552	$ 6,470,722
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Machinery and Equipment, Gross	1,858,959	5,609,567
[custom:MachineryAndEquipmentNet-0]	1,858,959	5,609,567
Accumulated Depreciation Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationMachineryAndEquipment-0]
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture and Fixtures, Gross	421,432	479,579
[custom:FurnitureAndFixturesNet-0]	135,349	119,355
Accumulated Depreciation Office Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationFurnitureAndFixtures-0]	(286,083)	(360,224)
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:TransportationEquipmentGross-0]	326,788	491,025
[custom:TransportationEquipmentNet-0]	161,450	358,198
Accumulated Depreciation Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationTransportationEquipment-0]	(165,338)	(132,827)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold Improvements, Gross	29,390	51,658
[custom:LeaseholdImprovementsNet-0]	8,794	33,602
Accumulated Depreciation Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationLeaseholdImprovements-0]	(20,596)	(18,056)
Mineral Property [Member]
Property, Plant and Equipment [Line Items]
[custom:MineralPropertyGross-0]	350,000	350,000
[custom:MineralPropertyNet-0]	350,000	350,000
Accumulated Depreciation Mineral Property [Member]
Property, Plant and Equipment [Line Items]
[custom:AccumulatedDepreciationMineralProperty-0]
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	2,986,569	6,981,829
Property, Plant and Equipment, Net, Total	2,514,552	6,470,722
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ (472,017)	$ (511,107)